SCHEDULE OF ACCOUNTS RECEIVABLE, NET - RELATED PARTIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Less: allowance for expected credit loss	$ (873,327)	$ (168,179)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable – related parties	445,573	416,249
Less: allowance for expected credit loss		(23,563)
Accounts receivable, net – related parties	$ 445,573	$ 392,686